Subsequent Events (Narrative) (Detail) ¥ / shares in Units, ¥ in Millions, ₨ in Billions			6 Months Ended
	Nov. 28, 2025 shares	Nov. 14, 2025 JPY (¥) ¥ / shares shares	Sep. 30, 2025 ¥ / shares	Sep. 30, 2024 ¥ / shares	Dec. 19, 2025 JPY (¥)	Dec. 19, 2025 INR (₨)
Subsequent Event [Line Items]
Dividends declared (in Yen per share) | ¥ / shares			¥ 39.00	¥ 20.50
Subsequent event
Subsequent Event [Line Items]
Dividends declared (in Yen per share) | ¥ / shares		¥ 35.0
Dividends, total amount | ¥		¥ 399,183
Number of shares authorized to be repurchased (in shares) | shares		130,000,000
Stock repurchase program, authorized amount | ¥		¥ 250,000
Treasury stock, shares retired (in shares) | shares	200,000,000
Subsequent event | Shriram Finance Limited
Subsequent Event [Line Items]
Equity investment					¥ 682,300	₨ 396.2
Subsequent event | Shriram Finance Limited | Shriram Ownership Trust and Shriram Capital Private Limited
Subsequent Event [Line Items]
Ownership percentage					20.00%	20.00%
Subsequent event | Common Stock
Subsequent Event [Line Items]
Shares repurchased as % of total shares		1.10%